Share-Based Compensation - Summary of Inputs to Options Pricing Model (Detail) - yr		12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019
Description of inputs to options pricing model [line items]
Risk-Free Interest Rate	1.84%	1.84%
Expected Life of Options (years)	0.95	0.20
Expected Annualized Volatility	88.80%	88.80%
Expected Dividend Yield
Shares options issued during the year [member]
Description of inputs to options pricing model [line items]
Risk-Free Interest Rate		1.84%
Expected Life of Options (years)		5
Expected Annualized Volatility		88.80%
Expected Forfeiture Rate		2,300
Expected Dividend Yield		0.00%
Holdings equity based compensation options [member]
Description of inputs to options pricing model [line items]
Risk-Free Interest Rate		1.20%
Expected Life of Options (years)		5
Expected Annualized Volatility		70.00%
Expected Forfeiture Rate		600
Expected Dividend Yield		0.00%
Cannex Capital Holdings Inc [member]
Description of inputs to options pricing model [line items]
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	1.18
Expected Annualized Volatility	88.80%
Expected Dividend Yield
Cannex Capital Holdings Inc [member] | Replacement options [member]
Description of inputs to options pricing model [line items]
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	4.24
Expected Annualized Volatility	88.80%
Expected Forfeiture Rate	0
Expected Dividend Yield	0.00%